Condensed Consolidated Balance Sheets - USD ($) $ in Thousands	Jun. 30, 2017	Dec. 31, 2016
Current assets
Cash and cash equivalents	$ 28,798	$ 57,272
Short-term investments	25,000
Accounts receivable, net	13,150	7,059
Accrued income	12,688	13,134
Prepaid expenses and other current assets	11,317	8,541
Bunkers and lubricant oils	7,398	6,937
Insurance recoverable	370	855
Total current assets	98,721	93,798
Non-current assets
Vessels under construction	55,077	150,492
Property, plant and equipment, net	1,578	194
Total non-current assets	1,694,872	1,631,045
Total assets	1,793,593	1,724,843
Current liabilities
Current portion of long-term debt, net of deferred financing costs	71,959	78,464
Senior unsecured bond		25,000
Accounts payable	7,889	6,388
Accrued expenses and other liabilities	10,578	11,377
Accrued interest	4,917	2,932
Deferred income	3,438	3,522
Total current liabilities	98,781	127,683
Non-current liabilities
Secured term loan facilities, net of current portion and deferred financing costs	632,401	540,680
Senior unsecured bond	100,000	100,000
Total non-current liabilities	732,401	640,680
Total liabilities	831,182	768,363
Commitments and contingencies (see note 9)
Stockholders' equity
Common stock-$.01 par value; 400,000,000 shares authorized; 55,531,831 shares issued and outstanding, (2016: 55,436,087)	555	554
Additional paid-in capital	588,797	588,024
Accumulated other comprehensive loss	(122)	(287)
Retained earnings	373,181	368,189
Total stockholders' equity	962,411	956,480
Total liabilities and stockholders' equity	1,793,593	1,724,843
Vessels In Operation [Member]
Non-current assets
Property, plant and equipment, net	$ 1,638,217	$ 1,480,359